SECURITIES ACT FILE NO. 33-52742
INVESTMENT COMPANY ACT FILE NO. 811-7238

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 36	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 38	[X]

SUNAMERICA SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 SunAmerica Center
Los Angeles, California 90067-6022
(Address of Principal Executive Offices) (Zip Code)

(800.445.7862)
(Registrant's Telephone Number, including area code)

Nori L. Gabert, Esq.
Vice President and Associate General Counsel
AIG SunAmerica Asset Management Corp.
2929 Allen Parkway, A36-03
Houston, Texas 77019 (Name and Address for Agent for Service)

Copy to:

Mallary Reznik, Esq.
AIG Retirement Services, Inc.
1 SunAmerica Center, Century City
Los Angeles, California 90067-6022

Margery K. Neale, Esq.
Shearman & Sterling LLP
599 Lexington Avenue
New York, New York 10022

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

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It is proposed that this filing will become effective (check appropriate box):
[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on (date), pursuant to paragraph (b) of Rule 485
[X]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date), pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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EXPLANATORY NOTE

This Post-Effective Amendment No. 36 to the Registration Statement of SunAmerica Series Trust (the Registrant) (File No. 33-52742) (the Amendment) refers to the offering of the shares of the MFS Mid-Cap Growth Portfolio. All references to the MFS Mid-Cap Growth Portfolio as "non-diversified" in the Prospectus and Statement of Additional Information are deleted and replaced with "diversified" as contained in the following supplement to the Prospectus and Statement of Additional Information. This Amendment is not intended to amend any other portfolio of the Registrant. The following items, which have been filed with the Securities and Exchange Commission on the date indicated below are incorporated by reference into this Amendment: Part A, the Prospectus of SunAmerica Series Trust, dated May 3, 2004, Part B, the Statement of Additional Information; and Part C of the Registration Statement, by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A (File No. 811-7238) filed April 15, 2004.

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SUNAMERICA SERIES TRUST
Supplement to the Prospectus
Dated May 3, 2004

Under the section TRUST HIGHLIGHTS, under the heading "Risks of Investing in "Non-Diversifed" Portfolios", the reference to MFS Mid-Cap Growth Portfolio will be deleted. Under the section MORE INFORMATION ABOUT THE PORTFOLIOS, under the heading "Investment Strategies", the non-diversified status as an additional risk will be deleted. MFS Mid-Cap Growth Portfolio will be considered a "diversified" portfolio.

Dated: July 6, 2004

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SUNAMERICA SERIES TRUST
Supplement to the Statement of Additional Information
Dated May 3, 2004

Under the section SUPPLEMENTAL GLOSSARY, under the heading Non-Diversified Status, the reference to MFS Mid-Cap Growth Portfolio will be deleted. MFS Mid-Cap Growth Portfolio will be considered a "diversified" portfolio.

Dated: July 6, 2004

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Part C

Other Information

Item 23. Exhibits.

Exhibits.

(a)	(i)	Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on February 29, 1996.

(ii)

Amendment to Declaration of Trust dated September 16, 1992 Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (file No 811-7238) filed on February 29, 1996.

(iii)

Amendment to Declaration of Trust dated September 29, 1992. Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (file No. 811-7238) filed on February 29, 1996.

	(iv)	Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (file No. 811-7238) filed on February 29, 1996.

(v)

Establishment and Designation of Shares of Beneficial Interest dated June 1, 1996. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(vi)

Amendment to Establishment and Designation of Shares of Beneficial Interest dated June 3, 1996. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(vii)

Establishment and Designation of Shares of Beneficial Interest dated April 7, 1997. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(viii)

Establishment and Designation of Shares of Beneficial Interest dated February 1, 1998. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(ix)

Establishment and Designation of Shares of Beneficial Interest dated September 1, 1998. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

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(x)

Establishment and Designation of Shares of Beneficial Interest dated January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(xi)

Establishment and Designation of Shares of Beneficial Interest dated April 10, 1999. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(xii)

Establishment and Designation of Shares of Beneficial Interest dated July 1, 2000. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(xiii)

Establishment and Designation of Shares of Beneficial Interest dated December 29, 2000. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(xiv)

Establishment and Designation of Shares of Beneficial Interest dated July 9, 2001. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(xv)

Amended and Restated Establishment and Designation of Shares of Beneficial Interest dated October 15, 2001. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(xvi)

Establishment and Designation of Shares of Beneficial Interest and Establishment and Designation of Classes dated August 1, 2002. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(xvii)

Establishment and Designation of Classes effective September 30, 2002. Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement of Form N-1A (File No. 811-7238) filed February 4, 2003.

(xviii)

Amendment to Establishment and Designation of Series dated May 1, 2003. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(xix)

Amended and Restated Establishment and Designation of Shares of Beneficial Interest dated December 15, 2003. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(b)	(i)	By-Laws. Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on February 29, 1996.

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	(ii)	Amendment to By-laws. Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement of Form N-1A (File No. 811-7238) filed February 4, 2003.

(c)		Instruments Defining Rights of Security Holders. Incorporated herein by reference to Exhibits (a) and (b) above.

(d)	(i)

Investment Advisory and Management Agreement between Registrant and AIG SunAmerica Asset Management Corp. ("SAAMCo"). Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (file No. 811-7238) filed on July 8, 2002.

(ii)

Subadvisory Agreement between SAAMCo and Alliance Capital Management L.P. dated January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(iii)

Amendment to Subadvisory Agreement between SAAMCo and Alliance Capital Management L.P. dated August 1, 2002. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(iv)

Subadvisory Agreement between SAAMCo and Banc of America Capital Management, Inc. dated April 5, 2001. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

	(v)	Subadvisory Agreement between SAAMCo and Davis Selected Advisers, L.P. Incorporated herein by reference to the Registrant's Form N-14 filed on August 21, 2003.

(vi)

Subadvisory Agreement between SAAMCo and Federated Investment Counseling dated January 1, 1999. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(vii)

Amendment to Subadvisory agreement between SAAMCo and Federated Investment Counseling dated May 1, 2004. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(viii)

Subadvisory Agreement between SAAMCo and Franklin Advisory Services, LLC dated August 28, 2002. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(ix)

Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management dated January 1, 1999. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

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(x)

Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management International dated January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(xi)

Subadvisory Agreement between SAAMCo and Marsico Capital Management, LLC dated January 1, 2002. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

	(xii)	Subadvisory Agreement between SAAMCo and Massachusetts Financial Services Company. Incorporated herein by reference to Registrant's Form N-14 filed on August 21, 2003.

(xiii)

Subadvisory Agreement between SAAMCo and Morgan Stanley Dean Witter Investment Management dated May 1, 2001. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(xiv)

Subadvisory Agreement between SAAMCo and Putnam Investment Management, LLC dated January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(xv)

Subadvisory Agreement between SAAMCo and Templeton Investment Counsel, LLC dated August 1, 2002. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(xvi)

Subadvisory Agreement between SAAMCo and U.S. Bancorp Piper Jaffray Asset Management, Inc. dated May 1, 2001. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(e)		Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc dated May 21, 2002. Incorporated herein by reference to Registrant's Form N-14 filed August 21, 2003.

(f)		Inapplicable.

(g)

Custodian Agreement between the Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on February 28, 1997.

(h)	(i)

Form of Fund Participation Agreement. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(ii)

Form of Addendum to Fund Participation Agreement. Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on July 5, 2001.

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(iii)

Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on May 7, 1997.

(iv)

Form of Addendum to Fund Participation Agreement for Class A Shares. Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on July 8, 2002.

(v)

Form of Addendum to Fund Participation Agreement for Class B Shares. Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on July 8, 2002.

(vi)

Form of Addendum to Fund Participation Agreement for Class 3 shares. Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (file No. 811-7238) filed on August 1, 2002.

(i)		Opinion and Consent of Counsel.*

(j)

Consent of Independent Accountants. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(k)		Inapplicable.

(l)		Inapplicable.

(m)	(i)

Distribution Plan Pursuant to Rule 12b-1 (Class A Shares). Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement of Form N-1A (File No. 811-7238) filed February 4, 2003.

(ii)

Distribution and Service Plan Pursuant to Rule 12b-1 (Class B Shares). Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement of Form N-1A (File No. 811-7238) filed February 4, 2003.

(iii)

Distribution and Service Plan Pursuant to Rule 12b-1 (Class 3 Shares). Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement of Form N-1A (File No. 811-7238) filed February 4, 2003.

(n)		Plan Pursuant to 18f-3. Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (file No. 811-7238) filed on August 1, 2002.

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(o)		Reserved.

(p)	(i)

Code of Ethics of AIG SunAmerica Asset Management Corp. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(ii)

Code of Ethics of Alliance Capital Management, LP. Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on July 8, 2002.

(iii)

Code of Ethics of Banc of America Capital Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 6 to Nations Annuity Trust's Registration Statement on Form N-1A (File No. 811-08481) filed October 11, 2000.

(iv)

Code of Ethics of Davis Selected Advisers, L.P. Incorporated herein by reference to Post-Effective Amendment No. 60 to Davis New York Venture Fund, Inc.'s Registration Statement on Form N-1A (File No. 811-1701) filed October 3, 2000.

(v)

Code of Ethics of Federated Investors, Inc. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(vi)

Code of Ethics of First American Asset Management. Incorporated herein by reference to Post-Effective Amendment No. 33 to First American Funds Inc.'s Registration Statement on Form N-1A (File No. 811-03313) filed on November 29, 2000.

(vii)

Code of Ethics of Goldman Sachs Asset Management and Goldman Sachs Asset Management International. Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A filed on December 15, 2000.

(viii)

Code of Ethics of Marsico Capital Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

	(ix)	Code of Ethics of Massachusetts Financial Services Company. Incorporated by reference to MFS Series Trust IX (File No. 811-2464) to Post-Effective Amendment No. 40 filed with the SEC August 28, 2000.

(x)

Code of Ethics of Morgan Stanley Dean Witter Investment Management. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Morgan Stanley Dean Witter Institutional Fund, Inc.'s Registration Statement on FormN-1A (File No. 811-05624) filed May 1, 2000.

(xi)

Code of Ethics of Putnam Investment Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

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(xii)

Code of Ethics of Franklin Templeton Group. Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on July 8, 2002.

*	Filed herewith.

Item 24. Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant. All of the outstanding common stock of the Registrant is owned by separate accounts of AIG SunAmerica Life Assurance Company, First SunAmerica Life Insurance Company, AIG Life Insurance Company, American International Life Assurance Company of New York, American General Life Insurance Company and The United States Life Insurance Company in the City of New York (File No. 811-7238/33-52742).

Item 25. Indemnification.

Article VI of the Registrant's By-Laws relating to the indemnification of officers and trustees is quoted below:

ARTICLE VI

INDEMNIFICATION

The Trust shall provide any indemnification required by applicable law and shall indemnify trustees, officers, agents and employees as follows:

(a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such Person in connection with such action, suit or proceeding, provided such Person acted in good faith and in a manner such Person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such Person'' conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such Person's conduct was unlawful.

(b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a part or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such Person in connection with the defense or settlement of such action or suit if such Person acted in good faith and in a manner such Person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such Person shall have been adjudged to be liable for

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negligence or misconduct in the performance of such Person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such Person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

(c) To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses by such Person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in view of the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were disinterested and not parties to such action, suit or proceedings, or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion, and any determination so made shall be conclusive and binding upon all parties.

(e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such Person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel. Prior to any payment being made pursuant to this paragraph, a majority of quorum of disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a Person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a Person.

(h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such Person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

(i) The Trust shall have power to purchase and maintain insurance on behalf of any Person against any liability asserted against or incurred by such Person, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any Person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

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The Investment Advisory and Management Agreement provides that in absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office on the part of the Investment Adviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Investment Adviser to perform or assist in the performance of its obligations under each Agreement) the Investment Adviser shall not be subject to liability to the Trust or to any shareholder o the Trust for any act or omission in the course of, or connected with, rendering services, including without limitation, any error of judgment or mistake or law or for any loss suffered by any of them in connection with the matters to which each Agreement relates, except to the extent specified in Section 36(b) of the Investment Company Act of 1940 concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Certain of the Subadvisory Agreements provide for similar indemnification of the Subadviser by the Investment Adviser.

SunAmerica Inc., the parent of Anchor National Life Insurance Company, provides, without cost to the Fund, indemnification of individual trustees. By individual letter agreement, SunAmerica Inc. indemnifies each trustee to the fullest extent permitted by law against expenses and liabilities (including damages, judgments, settlements, costs, attorney's fees, charges and expenses) actually and reasonably incurred in connection with any action which is the subject of any threatened, asserted, pending or completed action, suit or proceeding, whether civil, criminal, administrative, investigative or otherwise and whether formal or informal to which any trustee was, is or is threatened to be made a party by reason of facts which include his being or having been a trustee, but only to the extent such expenses and liabilities are not covered by insurance.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange commission (the "Commission") such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connection of the Investment Adviser.

AIG SunAmerica Asset Management Corp. ("SAAMCo"), the Investment Adviser of the Trust, is primarily in the business of providing investment management, advisory and administrative services. Reference is made to the most recent Form ADV and schedules thereto of SAAMCo on file with the Commission (File No. 801-19813) for a description of the names and employment of the directors and officers of SAAMCo and other required information.

Alliance Capital Management L.P., Bank of America Capital Management, LLC., Davis Selected Advisers, L.P., Federated Equity Management Company of Pennsylvania, Federated Investment Management Company, Franklin Advisory Services, LLC, Goldman Sachs Asset Management, Goldman Sachs Asset Management International, Marsico Capital Management, LLC, Massachusetts Financial Services Company, Morgan Stanley Investment Management Inc., Putnam Investment Management, LLC, U.S. Bancorp Asset Management, WM Advisors, Inc., Templeton Investment Counsel, LLC and the Subadvisers of certain of the Portfolios of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of Alliance Capital Management L.P., Banc of America Capital Management, LLC., Davis Selected Advisers, L.P.,

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Federated Investment Counseling, Franklin Advisory Services, LLC, Goldman Sachs Asset Management LP, Goldman Sachs Asset Management International, Marsico Capital Management, LLC, Massachusetts Financial Services Company, Morgan Stanley Investment Management Inc., Putnam Investment Management, LLC., U.S. Bancorp Asset Management, Templeton Investment Counsel, LLC and other required information:
File No.

Alliance Capital Management L.P.
801-56720
Banc of America Capital Management, LLC
801-50372
Davis Selected Adviser, L.P.	801-31648
Federated Equity Management Company of Pennsylvania	801-62501
Federated Investment Management Company	801-34612
Franklin Advisory Services, LLC	801-26292
Goldman Sachs & Co.	801-16048
Goldman Sachs Asset Management International	801-38157
Marsico Capital Management, LLC	801-54914
Massachusetts Financial Services Company	801-17352
Morgan Stanley Investment Management Inc.	801-15757
Putnam Investment Management, LLC	801-7974
SunAmerica Asset Management Corp.	811-07238
Templeton Investment Counsel, LLC	801-15125
U.S. Bancorp Asset Management	801-24113

Item 27. Principal Underwriters.

AIG SunAmerica Capital Services, Inc. serves as Principal Underwriter for the Registrant.

Item 28. Location of Accounts and Records.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian, transfer agent and dividend paying agent. It maintains books, records and accounts pursuant to the instructions of the Trust.

AIG SunAmerica Asset Management Corp. is located at The Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey, 07311.

Alliance Capital Management L.P. is located at 1345 Avenue of the Americas, New York, New York, 10105.

Banc of America Capital Capital Management, LLC. Is located at the One Bank of America Plaza, Charlotte, North Carolina, 28255.

Davis Selected Advisers, L.P. is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona, 85706.

Franklin Advisory Services, LLC is located at One Parker Plaza, Fort Lee, New Jersey, 07024.

Federated Equity Management Company of Pennsylvania is located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania, 15222-3779.

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Federated Investment Management Company is located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania, 15222-3779.

Goldman Sachs Asset Management LP is located at 32 Old Slip, New York, New York, 10005.

Goldman Sachs Asset Management International is located at Procession House, 55 Ludgate Hill, London EC4M7JW, England.

Marsico Capital Management, LLC is located at 1200 17th Street, Suite 1300 Denver, Colorado, 80202.

Massachusetts Financial Services Company is located at 500 Boylson Street, Boston, Massachusetts, 02116.

Morgan Stanley Investment Management Inc. is located at 1221 Avenue of the Americas, New York, New York, 10020.

Putnam Investment Management, LLC., is located at One Post Office Square, Boston, Massachusetts, 02109.

Templeton Investment Counsel, LLC is located at 500 E. Broward Boulevard, Suite 2100, Fort Lauderdale, Florida, 33394.

U.S. Bancorp Asset Management is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

Each of the Investment Adviser and Subadvisers maintain the book, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item 29. Management Services.

Inapplicable.

Item 30. Undertakings.

Inapplicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirement for effectiveness of this Post-Effective Amendment No. 36 to the Registration Statement under Rule 485(a) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey, on the 4th day of May, 2004.

SunAmerica Series Trust

By: /s/ Robert M. Zakem
 Robert M. Zakem
President
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, as amended, the Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:
* ---------------------------------------- Jana W. Greer	Trustee and Chairman	May 4, 2004
/s/ Robert M. Zakem Robert M. Zakem	President (Principal Executive Officer)	May 4, 2004
/s/ Donna M. Handel Donna M. Handel	Vice President, Treasurer and Controller (Principal Financial and Accounting Officer)	May 4, 2004
* ---------------------------------------- Monica C. Lozano	Trustee	May 4, 2004
* ---------------------------------------- Allan L. Sher	Trustee	May 4, 2004
* ----------------------------------------Bruce G. Willison	Trustee	May 4, 2004
* ---------------------------------------- Carl D. Covitz	Trustee	May 4, 2004
* ---------------------------------------- Gilbert T. Ray	Trustee	May 4, 2004

* By: /s/ Nori L. Gabert May 4, 2004
Nori L. Gabert
Attorney-in-Fact

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SUNAMERICA SERIES TRUST

EXHIBIT INDEX

Exhibit No.	Exhibit

(i)	Opinion and Consent of Counsel.